Credit ratings of debt securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit ratings of debt securities [Line Items]
Trading assets	₩ 28,464,296	₩ 26,695,953
Financial asset designated at fair value through profit or loss	3,579,057	3,416,102
Available-for-sale financial assets	42,116,937	37,662,691
Held-to-maturity financial assets	24,990,680	19,805,084
Total	88,162,579	77,245,905
External credit grades
Credit ratings of debt securities [Line Items]
Trading assets	23,640,646	22,390,564
Financial asset designated at fair value through profit or loss	2,344,701	2,228,186
Available-for-sale financial assets	37,186,552	32,822,071
Held-to-maturity financial assets	24,990,680	19,805,084
Total	88,162,579	77,245,905
AAA
Credit ratings of debt securities [Line Items]
Trading assets	8,837,093	9,777,845
Financial asset designated at fair value through profit or loss	630,247	535,684
Available-for-sale financial assets	23,949,843	19,781,580
Held-to-maturity financial assets	20,057,480	16,188,459
Total	53,474,663	46,283,568
AA- to AA+
Credit ratings of debt securities [Line Items]
Trading assets	5,193,659	4,075,181
Financial asset designated at fair value through profit or loss	589,193	402,946
Available-for-sale financial assets	5,582,125	5,561,165
Held-to-maturity financial assets	3,956,290	2,584,304
Total	15,321,267	12,623,596
A- to A+
Credit ratings of debt securities [Line Items]
Trading assets	5,442,892	5,310,796
Financial asset designated at fair value through profit or loss	792,715	1,097,395
Available-for-sale financial assets	4,300,764	4,257,161
Held-to-maturity financial assets	444,711	535,889
Total	10,981,082	11,201,241
BBB- to BBB+
Credit ratings of debt securities [Line Items]
Trading assets	1,614,012	1,441,783
Financial asset designated at fair value through profit or loss	252,258	192,161
Available-for-sale financial assets	1,508,224	1,348,073
Held-to-maturity financial assets	166,906	137,240
Total	3,541,400	3,119,257
Lower than BBB-
Credit ratings of debt securities [Line Items]
Trading assets	275,200	144,612
Financial asset designated at fair value through profit or loss	0	0
Available-for-sale financial assets	435,651	469,615
Held-to-maturity financial assets	177,840	148,894
Total	888,691	763,121
Unrated
Credit ratings of debt securities [Line Items]
Trading assets	2,277,790	1,640,347
Financial asset designated at fair value through profit or loss	80,288	0
Available-for-sale financial assets	1,409,945	1,404,477
Held-to-maturity financial assets	187,453	210,298
Total	₩ 3,955,476	₩ 3,255,122